Prepaid and Other Current Assets	12 Months Ended
Jul. 31, 2013
Prepaid And Other Current Assets [Line Items]
Prepaid and Other Current Assets
5.	Prepaid and Other Current Assets

Prepaid and other current assets consist of the following as of July 31, 2013 and 2012 (in thousands):

	2013	2012

Refundable facility deposits	$15	$13
Prepaid expenses	238	363
Other	4	11
Total	$257	$387

Cortelco Systems Holding Corp [Member]
Prepaid And Other Current Assets [Line Items]
Prepaid and Other Current Assets
5.	Prepaid and Other Current Assets

Prepaid and other current assets consist of the following as of July 31, 2013 and 2012 (in thousands):

	2013	2012

Refundable facility deposits	$15	$13
Prepaid expenses	212	340
Other	4	10
Total	$231	$363